Description of Business and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Description of Business and Significant Accounting Policies [Abstract]
Schedule of Capitalized Computer Software [Table Text Block]
The following table identifies the activity relating to total capitalized software:

In millions	2012	2011	2010
Beginning balance as of January 1	$118	$107	$102
Capitalization	80	62	57
Amortization	(56)	(51)	(52)
Ending balance as of December 31	$142	$118	$107

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The components of basic and diluted earnings per share attributable to NCR common stockholders are as follows for the years ended December 31:

In millions, except per share amounts	2012	2011	2010
Income from continuing operations	$140	$146	$144
Income (loss) from discontinued operations, net of tax	6	(93)	(10)
Net income attributable to NCR common stockholders	$146	$53	$134
Weighted average outstanding shares of common stock	159.3	158.0	159.8
Dilutive effect of employee stock options and restricted stock	4.5	3.0	1.4
Common stock and common stock equivalents	163.8	161.0	161.2
Basic earnings (loss) per share:
From continuing operations	$0.88	$0.92	$0.90
From discontinued operations	$0.04	$(0.58)	$(0.06)
Total basic earnings (loss) per share	$0.92	$0.34	$0.84
Diluted earnings (loss) per share:
From continuing operations	$0.85	$0.91	$0.89
From discontinued operations	$0.04	$(0.58)	$(0.06)
Total diluted earnings (loss) per share	$0.89	$0.33	$0.83